Supplemental Schedule H, line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Reportable Transaction [Line Items]
Supplemental Schedule H, line 4i – Schedule of Assets (Held at End of Year)

Identity of issuer, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par, or maturity value	Current value
*Notes Receivable from Participants	Notes Receivable from Participants (46,417 loans outstanding with interest rates ranging from 3.3% to 10.5% with maturities through 2041)	$328,171

*Party-in-interest as defined by ERISA.
See accompanying report of independent registered public accounting firm.